Employee Benefit Plans (Tables) - Summit Materials, LLC [Member]	12 Months Ended
Jan. 02, 2016
Obligations and Funded Status

Obligations and Funded Status—The following information is as of December 31, 2015 and December 27, 2014 and for the years ended December 31, 2015, December 27, 2014 and December 28, 2013:

	2015		2014
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Change in benefit obligations:
Beginning of period	$28,909	$13,356	$25,644	$14,155
Service cost	159	149	75	106
Interest cost	1,041	447	1,081	493
Actuarial (gain) loss	(1,465)	(1,720)	3,798	1,992
Change in plan provision	908	1,896	—	(2,553)
Benefits paid	(1,638)	(670)	(1,689)	(837)

End of period	27,914	13,458	28,909	13,356

Change in fair value of plan assets:
Beginning of period	$18,872	$—	$19,074	$—
Actual return on plan assets	(63)		526	—
Employer contributions	1,166	670	961	837
Benefits paid	(1,639)	(670)	(1,689)	(837)

End of period	18,336	—	18,872	—

Funded status of plans	$(9,578)	$(13,458)	$(10,037)	$(13,356)

Current liabilities	$—	$(964)	$—	$(1,041)
Noncurrent liabilities	(9,578)	(12,494)	(10,037)	(12,315)

Liability recognized	$(9,578)	$(13,458)	$(10,037)	$(13,356)

Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$9,024	$3,949	$9,365	$5,904
Prior service cost	—	(2,206)	—	(2,380)

Total amount recognized	$9,024	$1,743	$9,365	$3,524

Components of Net Periodic Benefit Cost
Components of net periodic benefit cost:
Service cost	$159	$149	$75	$106	$295	$236
Interest cost	1,041	447	1,081	493	963	513
Amortization of loss	326	235	117	227	387	314
Expected return on plan assets	(1,385)	—	(1,378)	—	(1,348)	—
Curtailments	—	—	—	(1,346)	—	—
Special termination benefits	—	—	—	—	—	39
Amortization of prior service credit	—	(174)	—	(174)	—	(180)

Net periodic benefit cost	$141	$657	$(105)	$(694)	$297	$922

Amounts Recognized in Other Comprehensive (Gain) Loss
	2015		2014		2013
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Amounts recognized in other comprehensive (income) loss:
Net actuarial (loss) gain	$(16)	$(1,720)	$4,650	$1,992	$(2,838)	$(1,048)
Prior service cost	—	—	—	(2,553)	—	—
Amortization of prior year service cost	—	174	—	174	—	180
Curtailment benefit	—	—	—	1,346	—	—
Amortization of gain	(326)	(235)	(117)	(227)	(387)	(314)
Adjustment to Prior Service Cost due to purchase accounting	—	—	—	—	—	—

Total amount recognized	$(342)	$(1,781)	$4,533	$732	$(3,225)	$(1,182

Weighted-Average Assumptions Used to Determine Benefit Obligations

Assumptions—Weighted-average assumptions used to determine the benefit obligations as of year-end 2015 and 2014 are:

	2015		2014
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Discount rate	3.74% - 3.97%	3.34% - 3.80%	3.50% - 3.65%	3.52%
Expected long-term rate of return on plan assets	7.30%	N/A	7.30%	N/A

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for years ended January 2, 2016, December 27, 2014 and December 28, 2013:

	2015		2014		2013
	Pension	Healthcare	Pension	Healthcare	Pension	Healthcare
	benefits	& Life Ins.	benefits	& Life Ins.	benefits	& Life Ins.
Discount rate	3.50% - 3.98%	3.52%	4.21% - 4.46%	4.33%	3.30% - 3.57%	3.41%
Expected long-term rate of return on plan assets	7.30%	N/A	7.50%	N/A	7.50%	N/A

Effects of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects as of year-end 2015 and 2014:

	2015		2014
	Increase	Decrease	Increase	Decrease
Total service cost and interest cost components	$45	$(36)	$39	$(34)
APBO	1,302	(1,121)	1,333	(1,136)

Fair Value of Company's Pension Plans' Assets

The fair value of the Plans’ assets by asset class and fair value hierarchy level as of December 31, 2015 and December 27, 2014 are as follows:

	2015
		Quoted prices in active
	Total fair	markets for identical	Observable
	value	assets (Level 1)	inputs (Level 2)
Fixed income securities:
Intermediate - government	$1,410	$—	$1,410
Intermediate - corporate	3,376	—	3,376
Short-term - government	390	—	390
Short-term - corporate	5,571	—	5,571
Equity securities:
U.S. Large cap value	1,148	1,148	—
U.S. Large cap growth	1,153	1,153	—
U.S. Mid cap value	557	557	—
U.S. Mid cap growth	569	569	—
U.S. Small cap value	554	554	—
U.S. Small cap growth	554	554	—
International	1,118	1,118	—
Cash	1,592	1,592	—
Precious metals	345	345	—

Total	$18,337	$7,590	$10,747

	2014
		Quoted prices in active
	Total fair	markets for identical	Observable
	value	assets (Level 1)	inputs (Level 2)
Fixed income securities:
Intermediate - government	$1,468	$—	$1,468
Intermediate - corporate	3,342	—	3,342
Short-term - government	2,435	—	2,435
Short-term - corporate	3,700	—	3,700
Equity securities:
U.S. Large cap value	1,180	1,180	—
U.S. Large cap growth	1,173	1,173	—
U.S. Mid cap value	590	590	—
U.S. Mid cap growth	598	598	—
U.S. Small cap value	597	597	—
U.S. Small cap growth	611	611	—
International	1,098	1,098	—
Cash	1,712	1,712	—
Precious metals	368	368	—

Total	$18,872	$7,927	$10,945

Estimated Benefit Payments

The estimated benefit payments for each of the next five years and the five-year period thereafter are as follows:

	Pension	Healthcare and Life
	benefits	Insurance Benefits
2016	1,768	964
2017	1,768	913
2018	1,807	941
2019	1,812	918
2020	1,788	937
2021- 2024	8,680	4,598

Total	$17,623	$9,271